Goldman Sachs Income Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	0.83%	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	1.90%	3.20%
Performance Inception Date	Dec. 03, 2019
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	(0.31%)	0.90%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	0.44%	1.34%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.46%	1.90%	3.06% [1]
Performance Inception Date	Dec. 03, 2019
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	3.00%	4.17%
Performance Inception Date	Dec. 03, 2019
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.68%	2.96%	4.12%
Performance Inception Date	Dec. 03, 2019
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	3.03%	4.20%
Performance Inception Date	Dec. 03, 2019

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The since inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.